(LOGO)
Prudential
National
Municipals
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1995

(LOGO)

Prudential National Municipals Fund, Inc.

Performance At A Glance.

Bond investors had much to cheer about in 1995. Slower economic growth prompted interest rates to fall and bond prices to rise. Municipal bonds, in which the Prudential National Municipals Fund invests, did well and the Fund benefitted from the year's economic events. According to Lipper Analytical Services, your Fund performed in-line with the average municipal bond fund.

Cumulative Total Returns1                                        As of 12/31/95
                                 One       Five       Ten             Since
                                Year       Years      Years         Inception2
          Class A               16.9%      52.1%      N/A              62.6%
          Class B               16.5       49.2      115.8%           295.7
          Class C               16.2        N/A       N/A              13.2
Lipper General Muni Avg3        16.8       50.3      128.5            317.0

Average Annual Total Returns1                                    As of 12/31/95
                                One       Five        Ten             Since
                                Year      Years       Years         Inception2
          Class A               13.4%      8.1%        N/A             8.0%
          Class B               11.5       8.2         8.0%            9.2
          Class C               15.2       N/A         N/A             9.2

Dividends
& Yields                                                 Taxable Equivalent
Yield
As of                     Total Dividends      30-Day       At Tax Rates Of
12/31/95                  Paid for 12 Mos.   SEC Yield       36%      39.6%
                 Class A        $0.82%         4.45%          6.95%    7.37%
                 Class B        $0.77          4.19           6.55     6.94
                 Class C        $0.73          3.94           6.16     6.52

Past performance in not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a six-year contingent deferred sales charge of 5%, 4% 3%, 2%, 1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase.

2 Inception dates: 1/22/90 Class A shares; 4/25/80 Class B shares; 8/1/94 Class C shares.

3 Lipper average return are for the 225 funds in the general municipal debt fund category for one year, 98 for five years, 56 for ten years and 31 since inception, according to Lipper Analytical Services, Inc.

How Investments Compared.
    (As of 12/31/95)
       (CHART)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've added historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate, sometimes substantially. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks. Investors have received higher historical total returns from stocks than from most other investments.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes a good deal) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically their returns have been generally among the lowest of the major investment categories.

* 19 years for General Muni Debt Funds.

Patricia Dolan, Fund Manager
                                                             (PHOTO)
Portfolio
Manager's Report

The Prudential National Municipals Fund invests in carefully selected, medium quality, long-term municipal bonds that offer a high level of current income exempt from federal income taxes. These bonds are varied among the states, sectors and maturities.

Strategy Session.

Economic growth slowed in 1995 and interest rates fell. As they fell, we pursued several different strategies. Thinking that interest rates could fall even further, we first purchased bonds with longer maturities, simultaneously locking in higher yields while increasing the Fund's potential for price appreciation. We lengthened the Fund's duration over the year from 7.6 years on December 31, 1994 to 8.4 years on December 31, 1995.

         Sector Breakdown.
Prudential National Municipals Fund, Inc.
as of 12/31/95. Holdings subject to change.
          (CHART)

Second, we increased our "non-callable" and zero coupon bond holdings. Unlike callable bonds, non-callable bonds cannot be called by their issuers before their maturity dates -- something issuers like to do when rates fall so that they can "borrow" at lower cost. Non-callable bonds tend to perform well when interest rates fall. We bought zero-coupon bonds mostly for price appreciation potential. While they pay no interest, their prices are discounted and appreciate as they approach maturity.

We also bought BBB-rated, tax-exempt bonds, now 31% of total net assets from 17% on June 30, 1995. Our holdings in these lower quality BBB-rated bonds is counterbalanced by the Fund's 42% position in very high quality (AAA-rated) insured bonds. Insured bonds, which represent a large part of today's municipal market, have high credit quality because their insurers guarantee their coupon payments and principal. The Fund's average credit quality was "A" on December 31, 1995.

While we remained well-diversified geographically, we continued to favor "specialty" state/territory bonds. These bonds are called "specialty" because they are in strong demand by in-state residents but are occasionally limited in supply. We held 17% of assets in New York bonds, 7 % in California bonds and 7% in Puerto Rico bonds. New York bonds were plentiful and inexpensive, so we bought more of them. Insured California bonds were a bargain earlier in the year, but were fully valued by year end. Some of the Puerto Rico bonds we bought in June rose in price as we'd hoped, but further appreciation was not likely, so we sold them at gains and reinvested the proceeds.

What Is Duration?

Duration is a statistical measure of a fund's potential price movement in response to changing interest rates. The longer a fund's duration, the more likely it is to perform well when interest rates fall. When rates are rising, it often pays to keep duration short to help protect the value of fund shares.

What Went Well.

Lengthening Duration.

We correctly anticipated that interest rates would fall further in the fourth quarter and lengthened the Fund's duration. This was the correct move; having a long duration as interest rates fell helped provide for some price appreciation and yield preservation. On December 31, 1995, the Fund's duration was 8.4 years, up from 8.1 years on June 30, 1995 and 7.6 years on December 31, 1994.

We Liked California.

In the wake of the controversy surrounding the Orange County bankruptcy, its bonds were cheap, even its insured ones. As Orange County stabilized financially, the prices of its insured bonds rose, providing the Fund with some price appreciation.

Non-Callable & Zero
Coupon Bond Strategy.

Our strategy to buy zero coupon and non-callable bonds for price appreciation worked well as interest rates found new lows. The prices of these types of bonds tend to rise when interest rates fall. The non-callable bonds helped provide income as well and represented 29% of assets on December 31, 1995; zero coupon bonds were 10% of assets.

And Not So Well.

A Day Late,
But Not a Dollar Short.

Traditionally, in the fourth quarter, municipal bond prices fall because many municipalities issue new bonds. In anticipation, we raised our short-term holdings to 10% by the end of October and waited to pick up some bargains. However, in 1995's fourth quarter, municipal bond prices didn't drop as expected. In fact, they surged and we needed to invest to participate in the rally. While we had money to spend, we were forced to purchase bonds at higher prices than we would have preferred.

AMT Wasn't Repealed.

Throughout the year, we gradually increased our holdings of bonds subject to the federal alternative minimum tax (AMT) to 20% at year end from 9% at the same point last year. AMT bonds finance limited-use facilities, such as sports arenas, and their income may be taxable for certain investors. We believed that congressional talk of repealing AMT tax legislation might push their prices upward. However, federal budget negotiations absorbed congressional attention, making a reversal of AMT legislation unlikely for the near future.

Five Largest
Holdings.*

3.1%  New York City Municipal
      Water Fin. Auth. (FGIC)

2.7%  Tulsa Municipal Airport
      Auth. American Airlines

2.7% Indianapolis Airport Auth.
     United Airlines

2.2% Ohio St. Water Dev. Auth.
     Buckeye Power (AMBAC)

2.1% Long Beach (CA)
     Aquarium of the Pacific

*Expressed as a percentage of total net assets as of 12/31/95. Holdings subject to change.

Looking Ahead.

Our 1996 outlook for bonds is positive. We think interest rates will continue to fall, inflation will stay at low levels and economic growth, while slow, will remain positive. There is no guarantee that interest rates will continue to fall, but if they do, we'll expect municipalities to issue more bonds, and new issues would be welcome in this thirsty market.

Still, we expect U.S. Treasury bonds to outperform municipal bonds again in 1996, as they did in 1995. We think municipal bonds will remain attractive, but investors should be prepared to weather some volatility. 1996 is an election year and municipal bond prices could be sensitive to any political proposals to reduce the federal income tax paid by wealthy individuals.

This uncertainty creates opportunity for municipal bond investors.
-------------------------------------------------------------------------------

1

President's Letter                                             February 6, 1996

(PHOTO)

Dear Shareholder:

For many investors, 1995 was a profitable year -- most stock and bond funds enjoyed healthy returns from the U.S. markets. While climbing returns can tempt even the most skittish investors to start buying again, it is important to remember that the stock and bond markets go down just as they go up. At times like these, remember the importance of working with your Financial Advisor or Registered Representative to help you find investments that are consistent with your risk tolerance and time horizon. Your Financial Advisor or Registered Representative can help you maintain realistic expectations about both the potential performance and risks associated with your investments.

Shareholder Legislative Action Program.

From time to time we've been informing you about significant legislation before Congress, such as the American Dream Savings Account, that may potentially impact mutual fund investors. We want to make it easier for you to share your views with your Congressional member. So, beginning in 1996, whenever Congress is considering legislation that would affect you, we'll send you postage-paid message cards that you simply drop in the mail if you want to let your senator or representative know how you want him or her to vote.

Fund Profiles.

Over the past year, we've worked to make your shareholder reports more interesting, informative and easy to read. This year, we'll be considering "fund profiles." Some mutual fund companies now offer one to shareholders along with a full prospectus. The purpose of a fund profile is to provide a very brief, reader-friendly summary of a fund's objective, investments, risks and expenses. Would you like to see fund profiles from us? Please call your Financial Advisor or Registered Representative to share your views.

As always, thank you for your confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President
-------------------------------------------------------------------------------
2

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
LONG-TERM INVESTMENTS--98.3%
-----------------------------------------------------------------------------
-------------------------------------------------
Alabama--1.8%
Courtland Ind. Dev. Brd. Rev., Champion Int'l. Corp.,
   Ser. A                                                       Baa1
   7.20%      12/01/13   $  6,000     $  6,604,080
   Solid Waste Disp. Rev.                                       Baa1
   5.90        2/01/17      2,000        2,005,900
   Solid Waste Disp. Rev., A.M.T.                               Baa1
   6.50        9/01/25      5,000        5,215,700

                                      ------------

                                        13,825,680
-----------------------------------------------------------------------------
----------------------------------------------------
Arizona--5.2%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser. 25,
   A.M.B.A.C.                                                   Aaa
   7.875       8/01/14      2,250        3,007,148
Chandler, Cap. Apprec. Ref., F.G.I.C.                           Aaa
  Zero         7/01/02      2,000        1,493,460
Maricopa Cnty. Ind. Dev. Auth. Hosp. Fac. Rev.,
   Samaritan Hlth. Svcs.                                        Aaa
  12.00        1/01/08        280 (c)      311,192
Maricopa Cnty. Sch. Dist.,
   No. 40 Glendale Elem. Sch., A.M.B.A.C.                       Aaa
  Zero         7/01/04      2,810        1,877,136
   No. 41 Gilbert Proj., F.G.I.C.                               Aaa
  Zero         7/01/07      1,500          843,165
   No. 92 Pendergast Elem. Sch., F.G.I.C.                       Aaa
  Zero         7/01/04      1,140          761,543
   No. 11 Peoria Unified Sch. Dist., M.B.I.A.                   Aaa
  Zero         7/01/04      1,500        1,002,030
   No. 3 Tempe Elem. Sch., A.M.B.A.C.                           Aaa
  Zero         7/01/09      1,500          750,855
   No. 3 Tempe Elem. Sch., A.M.B.A.C.                           Aaa
  Zero         7/01/14      1,500          562,605
Maricopa Cnty. Unified Sch. Dist.,
   No. 80 Chandler, F.G.I.C.                                    Aaa
  Zero         7/01/09      1,330          665,758
   No. 80 Chandler, M.B.I.A.                                    Aaa
  Zero         7/01/10      1,050          492,345
   No. 80 Chandler, M.B.I.A.                                    Aaa
  Zero         7/01/11      1,200          530,028
   No. 80 Chandler, F.G.I.C.                                    Aaa
   6.25        7/01/11      1,000        1,132,590
Phoenix St. & Hwy. User Rev., F.G.I.C.                          Aaa
  Zero         7/01/12      3,000        1,257,060
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co.,
   F.S.A.                                                       Aaa
   7.25        7/15/10      2,700        3,065,958
Pima Cnty. Unified Sch. Dist.,
   No. 1, Tuscon, F.G.I.C.                                      Aaa
   7.50        7/01/10      3,000        3,785,430
   No. 16, Catalina Foothills, F.G.I.C.                         Aaa
  Zero         7/01/09      3,455        1,729,469
Salt River Proj. Agric. Imp. & Pwr. Dist., Elec. Sys.
   Rev., Ser. D                                                 Aa
   5.00        1/01/30      1,000          935,080
Santa Cruz Cnty., Unified Sch. Dist.,
   No.1 Nogales, Cruz Cnty., A.M.B.A.C.                         Aaa
  Zero         7/01/06        700          417,851
   No.1 Nogales, Cruz Cnty., A.M.B.A.C.                         Aaa
  Zero         1/01/06        770          476,337
Scottsdale Ind. Dev. Auth. Rev., Mem. Hosp., Ser A,
   A.M.B.A.C.                                                   Aaa
   8.50        9/01/07      2,100        2,285,850
Scottsdale,
   Gen. Oblig.                                                  Aa1
   5.50        7/01/09        500          525,340
   Gen. Oblig., Ser. D                                          Aa1
   4.00        7/01/13      1,000          865,260
Tempe Union High Sch. Dist. No. 213, Ref., F.G.I.C.             Aaa
   7.00        7/01/08      1,000        1,186,350
-----------------------------------------------------------------------------
----------------------------------------------------

See Notes to Financial Statements.                                       3 -----

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
Arizona (cont'd.)
Tucson Gen. Oblig.,
   Ser. A                                                       A1
  7.375%       7/01/11    $ 1,000     $  1,251,640
   Ser. A                                                       A1
  7.375        7/01/12      1,100        1,381,237
   Ser. A                                                       A1
  7.375        7/01/13      4,500        5,682,105
Tucson Wtr. Rev.                                                A1
  5.50         7/01/09      1,000        1,042,670

                                      ------------

                                        39,317,492
-----------------------------------------------------------------------------
----------------------------------------------------
California--6.9%
Foothill/Eastern Trans. Corr. Agcy., Toll Rd.,
   Cap. Apprec.                                                 Baa
  Zero         1/01/15      5,000        1,543,800
   Cap. Apprec.                                                 Baa
  Zero         1/01/17      5,000        1,350,400
Long Beach Aquarium Of The Pacific, Rev.                        BBB(e)
   6.125       7/01/23     16,000       16,032,640
Los Angeles Metro. Trans. Auth., Sales Tax Rev., F.G.I.C.,
   Ser. A                                                       Aaa
   5.00        7/01/21      5,000        4,791,500
San Francisco City & Cnty. Red. Fin. Auth., Tax Alloc.
   Rev., M.B.I.A.                                               Aaa
   5.00        8/01/15      2,000        1,948,720
San Francisco City Swr. Rev. Cap. Apprec., Ser. B,
   F.G.I.C.                                                     Aaa
  Zero        10/01/09      2,960        1,443,355
San Jose Redev. Proj., Tax Alloc., M.B.I.A.                     Aaa
   6.00        8/01/11      5,000        5,485,300
Santa Margarita/Dana Point Auth., M.B.I.A.,
   Impvt. Dists. 3-3A-4 & 4A                                    Aaa
   7.25        8/01/09      2,000        2,433,160
   Impvt. Dists. 3-3A-4 & 4A                                    Aaa
   7.25        8/01/10      2,450        2,999,853
   Impvt. Dists. 3-3A-4 & 4A                                    Aaa
   7.25        8/01/14      2,000        2,501,260
So. California Pub. Pwr. Auth., Pwr. Proj. Rev., F.G.I.C.       Aaa
   6.485(d)    7/01/17      3,000        2,906,250
So. Orange Cnty. Pub. Fin. Auth., F.G.I.C.,
   Foothill Area Proj.                                          Aaa
   8.00        8/15/09      3,650        4,709,705
   Foothill Area Proj.                                          Aaa
   6.50        8/15/10      2,000        2,296,120
West Contra Costa Sch. Dist., Cert. of Part.                    Ba1
   7.125       1/01/24      1,600        1,724,544

                                      ------------

                                        52,166,607
-----------------------------------------------------------------------------
----------------------------------------------------
Colorado--5.3%
Arapahoe Cnty. Cap. Impvt. Trust Fund Hwy.,
   Pub. Hwy. Rev.                                               Baa
  Zero         8/31/06     10,000        5,196,700
   Pub. Hwy. Rev.                                               Baa
  Zero         8/31/08      8,000        3,632,240
   Pub. Hwy. Rev.                                               Baa
   7.00        8/31/26      3,000        3,249,330
Colorado Hsg. Fin. Auth., A.M.T.,
   Sngl. Fam. Proj., Ser. A                                     Aa
   8.00        6/01/25      4,970        5,719,128
   Sngl. Fam. Proj., Ser. A                                     Aa
   7.65       12/01/25      6,000        6,754,320
   Sngl. Fam. Proj., Ser. B                                     Aa
   7.90       12/01/25      2,990        3,418,258
Colorado Springs Arpt. Rev., A.M.T.,
   Ser. A.                                                      BBB+(e)
   6.90        1/01/12      3,700        3,998,960
   Ser. A.                                                      BBB+(e)
   7.00        1/01/22      7,960        8,648,540

                                      ------------

                                        40,617,476
-----------------------------------------------------------------------------
-----------------------------------------------------

-----                                  4      See Notes to Financial Statements.

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
Florida--2.4%
Broward Cnty. Res. Rec. Rev., Broward Waste Energy, L.P.
   South                                                        A
   7.95%      12/01/08    $ 8,995     $ 10,178,922
Florida St. Brd. Ed.,
   Cap. Outlay                                                  Aa
  9.125        6/01/14      1,260        1,828,071
   Cap. Outlay, E.T.M.                                          Aa
  9.125        6/01/14        195          286,933
Hillsborough Cnty. Ind. Dev. Auth., Poll. Ctrl. Rev.,
   Tampa Elec. Proj.                                            Aa3
  8.00         5/01/22      5,000        6,003,650

                                      ------------

                                        18,297,576
-----------------------------------------------------------------------------
----------------------------------------------------
Georgia--4.1%
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Proj.                                                        NR
   9.25        6/01/10      5,590 (c)    6,819,465
Atlanta Wtr. & Swr. Rev.                                        Aa
   6.00        1/01/11      4,410        4,861,760
Burke Cnty. Dev. Auth.,
   Georgia Pwr. Co., M.B.I.A.                                   Aaa
   6.625      10/01/24        500          533,280
   Oglethorpe Pwr. Co., 1st Mtg., M.B.I.A.                      Aaa
   8.00        1/01/22      5,000        6,137,750
Clarke Cnty. Sch. Dist., F.G.I.C.                               Aaa
   5.50        7/01/08        425          445,387
Cobb Cnty. Kennestone Hosp., Auth. Rev., Ser. A, M.B.I.A.       Aaa
   5.00        4/01/24        750          700,537
DeKalb Cnty. Wtr. & Swr. Rev.                                   Aa
   5.25       10/01/23        250          243,565
DeKalb Private Hosp. Auth. Rev., Wesley Svcs. Inc. Proj.        Aa3
   8.25        9/01/15        500          521,495
Forsyth Cnty. Sch. Dist. Dev. Rev., Ser. A                      A1
   6.75        7/01/16        500          591,390
Fulton Cnty. Bldg. Auth. Rev., Judicial Ctr. Proj.              Aa
  Zero         1/01/11      1,325          602,637
Fulton Cnty. Sch. Dist. Rev., Lindbrook Square Fndtn.           Aa
   6.375       5/01/17        750          865,920
Georgia Metro. Atl. Rapid Trans. Auth. Rev., Ser. A,
   M.B.I.A.                                                     Aaa
   6.90        7/01/20        500          572,110
Georgia Mun. Elec. Auth. Pwr. Rev. Ref., Ser. B                 A
   6.25        1/01/17        475          524,082
Georgia St. Res. Fin. Auth., Sngl. Fam. Insured Mtg.,
   Ser.C-C1                                                     Aa
   8.00       12/01/16      6,550        7,004,963
Green Cnty. Dev. Auth., Ind. Park Rev.                          NR
   6.875       2/01/04        635          707,574

                                      ------------

                                        31,131,915
-----------------------------------------------------------------------------
----------------------------------------------------
Illinois--1.9%
Chicago Illinois, Gen. Oblig., Ser. K, A.M.B.A.C.               Aaa
   6.25        1/01/13      6,800 (b)    7,434,440
Chicago O'Hare Int'l. Arpt., Spec. Fac. Rev., Ref. Ser. C,
   M.B.I.A.                                                     Aaa
   5.00        1/01/18      5,215        4,987,052
Kane & DeKalb Cntys. Cmnty. Unit Sch., A.M.B.A.C.,
   Dist. No 301                                                 Aaa
  Zero        12/01/10      3,055        1,391,492
   Dist. No 301                                                 Aaa
  Zero        12/01/14      1,600          576,288

                                      ------------

                                        14,389,272
-----------------------------------------------------------------------------
----------------------------------------------------

See Notes to Financial Statements.                                       5 -----

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
Indiana--4.2%
Indianapolis Int'l. Arpt. Auth. Rev., A.M.T.,
   Federal Express Corp. Proj.                                  Baa2
   7.10%       1/15/17   $ 10,600     $ 11,475,136
   United Air Lines Proj., Ser. A                               Baa2
   6.50       11/15/31     19,850       20,293,251

                                      ------------

                                        31,768,387
-----------------------------------------------------------------------------
----------------------------------------------------
Kentucky--2.3%
Henderson Cnty. Solid Waste Disp. Rev., MacMillan Bloedel
   Proj., A.M.T.                                                Baa2
   7.00        3/01/25     11,000       11,737,110
Jefferson Cnty. Poll. Ctrl. Rev., Louisville Gas & Elec.,
   Ser. A, 1st Mtg., A.M.T.                                     Aa2
   7.75        2/01/19      5,700        6,130,977

                                      ------------

                                        17,868,087
-----------------------------------------------------------------------------
----------------------------------------------------
Louisiana--4.1%
St. Charles Parish, Louisiana Pwr. & Lt. Co., 1st Mtg.,
   A.M.T.                                                       Baa2
   6.875       7/01/24      5,000        5,377,650
New Orleans, Louisiana Cap. Apprec., A.M.B.A.C.                 Aaa
  Zero         9/01/09     13,500        6,646,995
New Orleans, Louisiana Cap. Apprec., A.M.B.A.C.                 Aaa
  Zero         9/01/16      3,785        1,233,229
Orleans Parish, Sch. Brd., E.T.M., M.B.I.A.                     Aaa
   8.90        2/01/07      5,780        7,775,082
St. Charles Parish, Poll. Ctrl. Rev.,
   Louisiana Pwr. & Lt. Co.                                     NR
   8.25        6/01/14      4,000        4,497,240
   Louisiana Pwr. & Lt. Co., Ser. 1989                          Baa3
   8.00       12/01/14      5,000        5,647,700

                                      ------------

                                        31,177,896
-----------------------------------------------------------------------------
----------------------------------------------------
Maryland--1.0%
Maryland St. Hlth. & Higher Edl. Facs., Auth. Rev.,
   Doctor's Comnty. Hosp.                                       Baa
   5.50        7/01/24      4,000        3,535,600
Northeast Waste Disp. Auth., Baltimore City Sludge Proj.        NR
   7.25        7/01/07      4,096        4,320,461

                                      ------------

                                         7,856,061
-----------------------------------------------------------------------------
----------------------------------------------------
Massachusetts--1.0%
Massachusetts St. Wtr. Res. Auth., Ser. B, M.B.I.A.             Aaa
   6.25       12/01/11    6,720(b )      7,586,813
-----------------------------------------------------------------------------
----------------------------------------------------
Michigan--3.0%
Detroit Wtr. & Swr. Rev., Ser. A 1993, F.G.I.C.                 Aaa
   7.116(d)    7/01/23      8,000        8,240,000
Holland Sch. Dist., A.M.B.A.C.                                  Aaa
  Zero         5/01/12      4,000        1,677,480
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg., Ser. B                                          A(e)
   7.55        4/01/23      1,000        1,079,280
   Sngl. Fam. Mtg., Ser. A.                                     AA(e)
   7.50        6/01/15      5,185        5,548,054
   Sngl. Fam. Mtg., Ser. D., A.M.T.                             AA(e)
   7.75       12/01/19      3,130        3,298,269
-----------------------------------------------------------------------------
----------------------------------------------------

-----                                  6      See Notes to Financial Statements.

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
Michigan (cont'd.)
Okemos Pub. Sch. Dist., M.B.I.A.,
   Cnty. of Ingham                                              Aaa
  Zero         5/01/12    $ 1,100     $    461,307
   Cnty. of Ingham                                              Aaa
  Zero         5/01/13      1,700          680,918
West Ottawa Pub. Sch. Dist., Cap. Apprec., F.G.I.C.             Aaa
  Zero         5/01/20      6,000        1,601,880

                                      ------------

                                        22,587,188
-----------------------------------------------------------------------------
----------------------------------------------------
Minnesota--1.8%
Anoka Hennepin Indpt. Sch. Dist., No. 11, Ser. C, C.G.I.C.      Aaa
  Zero         2/01/12      1,575          679,8172
Dakota Cnty. Hsg. & Redev. Auth., Burnsville & Inner
   Grove,
   Sngl. Fam. Mtg., F.G.I.C.                                    Aaa
   9.375%      5/01/18         10           10,735
Metropolitan Council of Minneapolis,
   Hubert H. Humphrey Metrodome                                 A
   6.00       10/01/09        500          526,365
   St. Paul Met. Area, Ref., Ser. A                             Aaa
   6.25       12/01/06        750          808,650
   St. Paul Met. Area, Ser. D                                   Aaa
   6.75        9/01/10        500          548,655
Minneapolis Cmnty. Dev. Agcy.,
   St. Paul Hsg. & Redev. Auth. Rev.                            Aa
   9.875      12/01/15         10           10,264
   Tax Increment Rev., M.B.I.A.                                 Aaa
  Zero         9/01/01        750          581,820
   Tax Increment Rev., M.B.I.A.                                 Aaa
  Zero         3/01/06      1,000          613,450
   Tax Increment Rev., M.B.I.A.                                 Aaa
  Zero         9/01/07      1,000          557,440
Minneapolis Hosp. Rev.,
   Lifespan Inc., Ser. B                                        Aaa
   8.70       12/01/02        820 (c)      909,019
   Lifespan Inc., Ser. B                                        Aaa
   8.125       8/01/17        800 (c)      893,112
Minneapolis-St. Paul Hsg. Fin. Brd. Rev., Sngl. Fam. Mtg.,
   G.N.M.A., A.M.T.                                             AAA(e)
   7.30        8/01/31        910          968,104
Minneapolis-St. Paul Met. Arpts., Ser. 7, A.M.T.                Aaa
   7.80        1/01/14      1,000        1,116,110
Minnesota Pub. Facs. Auth., Wtr. Poll. Ctrl. Rev.               Aa+
   7.00        3/01/09        650          717,945
Rochester Hlth. Care Facs. Rev., Mayo Med. Ctr., Ser. A         NR
   8.30       11/15/07        500 (c)      573,775
Southern Mun. Pwr. Agcy.,
   Pwr. Supply Sys. Rev., Ser. A, M.B.I.A.                      Aaa
  Zero         1/01/20      3,250          910,585
   Pwr. Supply Sys. Rev., Ser. B, A.M.B.A.C., E.T.M.            Aaa
   5.50        1/01/15        195          203,693
St. Paul Port Auth., Energy Park Tax Increment Rev.             Baa
   8.00       12/01/07        780 (c)      879,559
St. Paul Science Museum, Cert. of Part., E.T.M.                 AAA(e)
   7.50       12/15/01      1,077        1,182,995
Univ. of Minnesota Ref., Ser. A, E.T.M.                         A1a
   6.00        2/01/11      1,000        1,006,060

                                      ------------

                                        13,698,153
-----------------------------------------------------------------------------
----------------------------------------------------
Nevada--1.3%
Clark Cnty. Southwest Gas Corp., Ser. A, A.M.T.                 Baa3
   6.50       12/01/33     10,000       10,160,000
-----------------------------------------------------------------------------
----------------------------------------------------

See Notes to Financial Statements.                                       7 -----

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
--------------------------------------------------------------------------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
New Jersey--5.2%
Bergen Cnty. Util. Auth., Wtr. Poll. Ctrl. Rev., F.G.I.C.,
   Ser. B,                                                      Aaa
  Zero        12/15/07    $ 7,640     $  4,311,863
   Ser. B,                                                      Aaa
  Zero        12/15/09      4,695        2,336,983
Hudson Cnty. Impvt. Auth., Solid Waste Sys.                     BBB-(e)
   7.10%       1/01/20      4,500        4,608,000
New Jersey St. Hsg. & Mtg. Fin. Agcy., A.M.T., M.B.I.A.         Aaa
   7.70       10/01/29      3,375        3,545,269
New Jersey St. Tpke. Auth. Rev.,
   Ser. C, M.B.I.A.                                             Aaa
   6.50        1/01/16     10,000       11,659,700
   Ser. C, F.S.A.                                               Aaa
   6.50        1/01/16      2,500        2,914,925
Union Cnty. Utils. Auth., Solid Waste Rev., Ser. A, A.M.T.      A-(e)
   7.10        6/15/06      9,500       10,198,155

                                      ------------

                                        39,574,895
-----------------------------------------------------------------------------
----------------------------------------------------
New York--16.8%
New York City, Gen. Oblig.,
   Ser. F                                                       Baa1
   8.25       11/15/02      5,000        5,791,300
   Ser. D                                                       Baa1
   8.00        8/01/03      3,500        4,000,045
   Ser. D                                                       Baa1
   8.00        8/01/04      1,500        1,714,305
   Ser. B                                                       Baa1
   6.00        8/15/04      7,015        7,214,016
   Ser. A                                                       Baa1
   7.75        8/15/04      2,000        2,263,140
   Ser. B                                                       Baa1
   8.25        6/01/06      1,500        1,852,140
   Ser. D                                                       Baa1
   7.65        2/01/07      5,000        5,670,050
   Ser. B                                                       Baa1
   7.25        8/15/07      3,500        3,984,470
New York City, Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys.
   Rev., F.G.I.C.                                               Aaa
   6.75        6/15/16     21,250       23,784,912
New York St. Dorm. Auth. Rev.,
   City Univ., Ser. A                                           Baa1
   5.70        7/01/05      5,000        5,110,350
   City Univ., Ser. A                                           Baa1
   5.75        7/01/18      6,500        6,632,210
   City Univ. Sys. Cons., Ser. A                                Baa1
   5.625       7/01/16     13,300       13,388,711
   St. Univ. Edl. Facs., Ser. B                                 Baa1
   7.50        5/15/11      4,660        5,667,632
   St. Univ. Edl. Facs., Ser. A                                 Baa1
   5.50        5/15/13      5,725        5,692,940
   St. Univ. Edl. Facs., Ser. C                                 Baa1
   5.40        5/15/23      5,000        4,779,650
New York St. Energy Resh. & Dev. Auth. Rev., Brooklyn
   Union Gas Co., Ser. D, M.B.I.A., A.M.T.                      Aaa
   6.951(d)    7/08/26      3,000        3,041,250
New York St. Local Gov't. Assist. Corp., Ser. O                 A
   6.00        4/01/14      5,500        5,973,330
New York St. Urban Dev. Corp. Rev., F.S.A.,
   Corr. Facs.                                                  Aaa
   6.50        1/01/09      3,000        3,417,240
   Corr. Facs.                                                  Aaa
   5.50        1/01/14      3,000        3,111,510
Triborough Bridge & Tunl. Auth., M.B.I.A.,
   Ser. X                                                       Aaa
   6.625       1/01/12      8,500        9,926,895
   Ser. A                                                       Aaa
   5.00        1/01/15      5,000        4,839,150

                                      ------------

                                       127,855,246
--------------------------------------------------------------------------------

-----                                  8      See Notes to Financial Statements.

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
North Carolina--0.7%
Charlotte, Cert. of Part., Ref. Conv. Fac. Proj., Ser. C,
   A.M.B.A.C.                                                   Aaa
   5.00%      12/01/21   $  6,000     $  5,715,180
-----------------------------------------------------------------------------
----------------------------------------------------
North Dakota--0.8%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C.               Aaa
   7.20        6/30/13      5,000        6,212,750
-----------------------------------------------------------------------------
----------------------------------------------------
Ohio--2.4%
Cleveland Pub. Pwr. Sys. Rev., First Mtg., Ser. A,
   M.B.I.A.                                                     Aaa
  Zero        11/15/10      2,685        1,256,419
Ohio St. Wtr. Dev. Auth., Poll. Ctrl. Fac. Rev., Buckeye
   Pwr. Inc. Proj., A.M.B.A.C.                                  Aaa
   7.80       11/01/14     13,500       16,676,415

                                      ------------

                                        17,932,834
-----------------------------------------------------------------------------
----------------------------------------------------
Oklahoma--3.7%
McGee Creek Auth. Wtr. Rev., M.B.I.A.                           Aaa
   6.00        1/01/23      7,000        7,818,650
Tulsa Mun. Arpt. Trust Rev., American Airlines, Inc.,
   A.M.T.                                                       Baa2
   7.375      12/01/20     19,000       20,407,330

                                      ------------

                                        28,225,980
-----------------------------------------------------------------------------
----------------------------------------------------
Pennsylvania--1.6%
Philadelphia Wtr. & Waste Auth. Rev.,
   M.B.I.A.                                                     Aaa
   6.25        8/01/07      4,840        5,421,381
   M.B.I.A.                                                     Aaa
   6.25        8/01/09      3,400        3,804,600
   M.B.I.A.                                                     Aaa
   6.25        8/01/11      2,500        2,809,350

                                      ------------

                                        12,035,331
-----------------------------------------------------------------------------
----------------------------------------------------
Puerto Rico--6.9%
Puerto Rico Comnwlth.,
   M.B.I.A.                                                     Aaa
   7.534(d)    7/01/08      1,000        1,111,250
   F.S.A.                                                       Aaa
   7.468(d)    7/01/20        450          474,188
Puerto Rico Elec. Pwr. Auth.,
   Pwr. Rev., Ser. S                                            Baa1
   7.00        7/01/07      2,500        2,974,575
   Pwr. Rev., Ser. S                                            Baa1
   6.125       7/01/08      1,050        1,169,206
Puerto Rico Elec. Pwr. Auth. Rev., M.B.I.A.                     Aaa
  Zero         7/01/04     11,895        8,139,867
Puerto Rico Hwy. & Trans. Auth. Rev.,
   Ser. T                                                       Baa1
   6.625       7/01/12      4,460        4,865,236
   Ser. V                                                       Baa1
   6.625       7/01/12      4,000        4,363,440
   Ser. W, Ref.                                                 Baa1
   5.50        7/01/15      2,500        2,523,900
   Ser. W                                                       Baa1
   5.25        7/01/20      4,000        3,835,120
   Ser. X, Ref., F.S.A.                                         Aaa
   5.00        7/01/22      1,400        1,361,920
-----------------------------------------------------------------------------
----------------------------------------------------

See Notes to Financial Statements.                                       9 -----

Portfolio of Investments as of December 31, 1995  PRUDENTIAL NATIONAL MUNICIPALS
FUND, INC.
-----------------------------------------------------------------------------
--------------
                                                                  Moody's
                         Principal
                                                                   Rating
Interest     Maturity     Amount         Value
Description(a)                                                  (Unaudited)
  Rate         Date        (000)        (Note 1)
-----------------------------------------------------------------------------
--------------------------------------------------
Puerto Rico (cont'd.)
Puerto Rico Public Bldgs. Auth. Rev.,
   Ref., Ser. L                                                 Baa1
   5.60%       7/01/08   $  5,000     $  5,329,200
   Ref., Ser. L, F.S.A.                                         Aaa
   5.75        7/01/10      5,065        5,459,006
Puerto Rico Tel. Auth. Rev., M.B.I.A.,
   Ser. I                                                       Aaa
   6.161(d)    1/25/07      4,100        4,330,625
   Ser. I                                                       Aaa
   6.434(d)    1/16/15      3,800        3,809,500
Univ. of Puerto Rico Sys. Rev., Cap. Apprec., Ser. N,
   M.B.I.A.                                                     Aaa
  Zero         6/01/11      6,865        3,031,859

                                      ------------

                                        52,778,892
-----------------------------------------------------------------------------
----------------------------------------------------
South Carolina--1.3%
Charleston Waterworks & Swr. Rev., E.T.M.                       Aaa
  10.375       1/01/10      7,415       10,148,317
-----------------------------------------------------------------------------
----------------------------------------------------
Tennessee--1.5%
Bristol Tenn. Hlth. & Edl. Fac. Brd. Rev., Bristol
   Memorial Hosp., F.G.I.C.                                     Aaa
   6.75        9/01/10      5,000        5,876,950
McMinn Cnty. Ind. Dev. Rev., Bowater Inc., A.M.T.               Baa1
   7.40       12/01/22      5,000        5,472,750

                                      ------------

                                        11,349,700
-----------------------------------------------------------------------------
----------------------------------------------------
Texas--3.9%
Alliance Arpt. Auth. Inc., Spec. Facs. Rev., American
   Airlines Proj., A.M.T.                                       Baa2
   7.50       12/01/29      1,500        1,614,330
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A                                                       Aaa
   7.375      11/01/08      3,500        4,125,660
   Ser. A                                                       Aaa
   7.375      11/01/09      3,500        4,125,660
Harris Cnty. Hlth. Facs. Dev. Corp., Spec. Facs. Rev.,
   Texas Med. Ctr. Hosp., M.B.I.A.                              Aaa
   7.25        5/15/07      4,100        4,614,181
Harris Cnty., Toll Rd., F.G.I.C.                                Aaa
   5.00        8/15/16      3,000        2,924,460
New Braunfels Indpt. Sch. Dist., Gen. Oblig.,
   Cap. Apprec.                                                 Aaa
  Zero         2/01/10      2,335        1,105,225
   Cap. Apprec.
